Shareholders' Equity (Deficit) (Details) - Schedule of ordinary share capital - shares	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Ordinary shares Authorized	47,800,000	22,520,977
Ordinary shares Issued	18,494,739	562,748
Ordinary shares outstanding	18,494,739	562,748